S000073359 MSCI World ex US Index One [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FlexShares ESG & Climate Developed Markets ex-US Core Index Fund | FlexShares ESG & Climate Developed Markets ex-US Core Index Fund
Prospectus [Line Items]
Annual Return [Percent]	3.19%	17.90%	(15.59%)